Significant Accounting Policies: Shipping and Handling Fees and Costs (Policies)	12 Months Ended
Mar. 31, 2013
Policies
Shipping and Handling Fees and Costs

Shipping and Handling Fees and Costs

The Company records all amounts billed to customers related to shipping and handling fees as revenue.  The Company classifies expenses for shipping and handling costs as cost of goods sold.  The Company incurred shipping and handling costs of $299,864 and $189,611 during the years ended March 31, 2013 and 2012, respectively.